2. PROPERTY AND EQUIPMENT (March 2014 note)	12 Months Ended
Mar. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

2. PROPERTY AND EQUIPMENT

Property and equipment, net, consist of the following:

	March 31, 2014	March 31, 2013
Furniture and office equipment, at cost	$385,088	$289,031
Accumulated depreciation	(300,809)	(288,886)
	$84,279	$145

Depreciation expense for the years ended March 31, 2014 and 2013 approximated $12,000 and $1,000, respectively.